FINANCIAL RISK MANAGEMENT AND FAIR VALUES - COMMODITY RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) $ / bbl	Dec. 31, 2016 CNY (¥) $ / bbl
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Increase/decrease in basic price of derivative financial instruments | $ / bbl	10	10
Decrease/Increase in net income attributed to commodity price risk	¥ 4,049	¥ 634
Decrease/Increase in other reserves attributed to commodity price risk	¥ 701	¥ 4,007